Note 6 - Personnel Expenses Including Share-based Remuneration - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Short-term employee benefits	$ 2,121	$ 843	$ 946
Post-employment and medical benefits	59	57	47
Share-based payment transactions	536	621	0
Total	$ 2,716	$ 1,521	$ 993